Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Liabilities.
Components of Accrued Liabilities

	As of
($ in thousands)	December 31, 2014	December 31, 2013

Accrued product related costs	$5,216	$5,429
Accrued income taxes	3,346	2,666
Accrued property and other taxes	2,547	1,718
Dividends payable	1,336	1,342
Remediation reserves	3,918	5,116
Other accrued liabilities	8,993	10,975

Total accrued liabilities	$25,356	$27,246